CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.15	$ 0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	32,687,288	27,915,492
Ordinary shares, shares outstanding	31,396,940	26,472,963
Treasury stock, shares	1,290,348	1,442,529